Distribution Date:	06/17/22	UBS Commercial Mortgage Trust 2018-C8
Determination Date:	06/13/22
Next Distribution Date:	07/15/22
Record Date:	05/31/22	Commercial Mortgage Pass-Through Certificates
Series 2018-C8

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		General Information	(212) 713-2000
Certificate Interest Reconciliation Detail	4		1285 Avenue of the Americas | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13-15		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Mortgage Loan Detail (Part 2)	16-18		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	19	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Detail	20
			David Rodgers	(212) 310-9821
Delinquency Loan Detail	21		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	23		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	24				trustadministrationgroup@wellsfargo.com
Modified Loan Detail	25		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90276VAA7	2.659000%	23,231,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	90276VAB5	3.713000%	68,276,000.00	20,324,231.02	15,495,027.55	62,886.56	0.00	0.00	15,557,914.11	4,829,203.47	32.66%	30.00%
A-SB	90276VAC3	3.903000%	35,465,000.00	35,465,000.00	0.00	115,349.91	0.00	0.00	115,349.91	35,465,000.00	32.66%	30.00%
A-3	90276VAD1	3.720000%	284,000,000.00	284,000,000.00	0.00	880,400.00	0.00	0.00	880,400.00	284,000,000.00	32.66%	30.00%
A-4	90276VAE9	3.983000%	320,645,000.00	320,645,000.00	0.00	1,064,274.20	0.00	0.00	1,064,274.20	320,645,000.00	32.66%	30.00%
A-S	90276VAH2	4.215000%	84,920,000.00	84,920,000.00	0.00	298,281.50	0.00	0.00	298,281.50	84,920,000.00	23.79%	21.88%
B	90276VAJ8	4.567000%	54,871,000.00	54,871,000.00	0.00	208,829.88	0.00	0.00	208,829.88	54,871,000.00	18.06%	16.63%
C	90276VAK5	4.834353%	45,726,000.00	45,726,000.00	0.00	184,213.01	0.00	0.00	184,213.01	45,726,000.00	13.29%	12.25%
D	90276VAN9	4.834353%	20,987,000.00	20,987,000.00	0.00	84,548.80	0.00	0.00	84,548.80	20,987,000.00	11.10%	10.24%
D-RR	90276VAR0	4.834353%	31,272,000.00	31,272,000.00	0.00	125,983.23	0.00	0.00	125,983.23	31,272,000.00	7.83%	7.25%
E-RR	90276VAT6	4.834353%	20,903,000.00	20,903,000.00	0.00	84,210.40	0.00	0.00	84,210.40	20,903,000.00	5.65%	5.25%
F-RR	90276VAV1	4.834353%	14,371,000.00	14,371,000.00	0.00	57,895.40	0.00	0.00	57,895.40	14,371,000.00	4.15%	3.88%
NR-RR	90276VAX7	4.834353%	40,500,891.00	39,730,700.94	0.00	156,556.78	0.00	0.00	156,556.78	39,730,700.94	0.00%	0.00%
Z	90276VAZ2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	90276VBA6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,045,167,891.00	973,214,931.96	15,495,027.55	3,323,429.67	0.00	0.00	18,818,457.22	957,719,904.41

X-A	90276VAF6	0.977053%	731,617,000.00	660,434,231.02	0.00	537,732.75	0.00	0.00	537,732.75	644,939,203.47
X-B	90276VAG4	0.362583%	185,517,000.00	185,517,000.00	0.00	56,054.47	0.00	0.00	56,054.47	185,517,000.00
Notional SubTotal			917,134,000.00	845,951,231.02	0.00	593,787.22	0.00	0.00	593,787.22	830,456,203.47

Deal Distribution Total					15,495,027.55	3,917,216.89	0.00	0.00	19,412,244.44

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90276VAA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90276VAB5	297.67752973	226.94691473	0.92106392	0.00000000	0.00000000	0.00000000	0.00000000	227.86797865	70.73061500
A-SB	90276VAC3	1,000.00000000	0.00000000	3.25249993	0.00000000	0.00000000	0.00000000	0.00000000	3.25249993	1,000.00000000
A-3	90276VAD1	1,000.00000000	0.00000000	3.10000000	0.00000000	0.00000000	0.00000000	0.00000000	3.10000000	1,000.00000000
A-4	90276VAE9	1,000.00000000	0.00000000	3.31916668	0.00000000	0.00000000	0.00000000	0.00000000	3.31916668	1,000.00000000
A-S	90276VAH2	1,000.00000000	0.00000000	3.51250000	0.00000000	0.00000000	0.00000000	0.00000000	3.51250000	1,000.00000000
B	90276VAJ8	1,000.00000000	0.00000000	3.80583332	0.00000000	0.00000000	0.00000000	0.00000000	3.80583332	1,000.00000000
C	90276VAK5	1,000.00000000	0.00000000	4.02862726	0.00000000	0.00000000	0.00000000	0.00000000	4.02862726	1,000.00000000
D	90276VAN9	1,000.00000000	0.00000000	4.02862725	0.00000000	0.00000000	0.00000000	0.00000000	4.02862725	1,000.00000000
D-RR	90276VAR0	1,000.00000000	0.00000000	4.02862721	0.00000000	0.00000000	0.00000000	0.00000000	4.02862721	1,000.00000000
E-RR	90276VAT6	1,000.00000000	0.00000000	4.02862747	0.00000000	0.00000000	0.00000000	0.00000000	4.02862747	1,000.00000000
F-RR	90276VAV1	1,000.00000000	0.00000000	4.02862710	0.00000000	0.00000000	0.00000000	0.00000000	4.02862710	1,000.00000000
NR-RR	90276VAX7	980.98337985	0.00000000	3.86551446	0.08650205	3.22036989	0.00000000	0.00000000	3.86551446	980.98337985
Z	90276VAZ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	90276VBA6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90276VAF6	902.70487293	0.00000000	0.73499215	0.00000000	0.00000000	0.00000000	0.00000000	0.73499215	881.52572107
X-B	90276VAG4	1,000.00000000	0.00000000	0.30215274	0.00000000	0.00000000	0.00000000	0.00000000	0.30215274	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	05/01/22 - 05/30/22	30	0.00	62,886.56	0.00	62,886.56	0.00	0.00	0.00	62,886.56	0.00
A-SB	05/01/22 - 05/30/22	30	0.00	115,349.91	0.00	115,349.91	0.00	0.00	0.00	115,349.91	0.00
A-3	05/01/22 - 05/30/22	30	0.00	880,400.00	0.00	880,400.00	0.00	0.00	0.00	880,400.00	0.00
A-4	05/01/22 - 05/30/22	30	0.00	1,064,274.20	0.00	1,064,274.20	0.00	0.00	0.00	1,064,274.20	0.00
X-A	05/01/22 - 05/30/22	30	0.00	537,732.75	0.00	537,732.75	0.00	0.00	0.00	537,732.75	0.00
X-B	05/01/22 - 05/30/22	30	0.00	56,054.47	0.00	56,054.47	0.00	0.00	0.00	56,054.47	0.00
A-S	05/01/22 - 05/30/22	30	0.00	298,281.50	0.00	298,281.50	0.00	0.00	0.00	298,281.50	0.00
B	05/01/22 - 05/30/22	30	0.00	208,829.88	0.00	208,829.88	0.00	0.00	0.00	208,829.88	0.00
C	05/01/22 - 05/30/22	30	0.00	184,213.01	0.00	184,213.01	0.00	0.00	0.00	184,213.01	0.00
D	05/01/22 - 05/30/22	30	0.00	84,548.80	0.00	84,548.80	0.00	0.00	0.00	84,548.80	0.00
D-RR	05/01/22 - 05/30/22	30	0.00	125,983.23	0.00	125,983.23	0.00	0.00	0.00	125,983.23	0.00
E-RR	05/01/22 - 05/30/22	30	0.00	84,210.40	0.00	84,210.40	0.00	0.00	0.00	84,210.40	0.00
F-RR	05/01/22 - 05/30/22	30	0.00	57,895.40	0.00	57,895.40	0.00	0.00	0.00	57,895.40	0.00
NR-RR	05/01/22 - 05/30/22	30	126,415.16	160,060.19	0.00	160,060.19	3,503.41	0.00	0.00	156,556.78	130,427.85
Totals			126,415.16	3,920,720.30	0.00	3,920,720.30	3,503.41	0.00	0.00	3,917,216.89	130,427.85

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	19,412,244.44
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,936,418.53	Master Servicing Fee	8,113.91
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,614.91
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	419.02
ARD Interest	0.00	Operating Advisor Fee	1,148.12
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	402.26
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,936,418.53	Total Fees	15,698.23

Principal		Expenses/Reimbursements
Scheduled Principal	495,027.55	Reimbursement for Interest on Advances	3.41
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	15,000,000.00	Special Servicing Fees (Monthly)	3,500.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	15,495,027.55	Total Expenses/Reimbursements	3,503.41

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,917,216.89
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	15,495,027.55
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	19,412,244.44
Total Funds Collected	19,431,446.08	Total Funds Distributed	19,431,446.08

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	973,214,931.96	973,214,931.96	Beginning Certificate Balance	973,214,931.96
(-) Scheduled Principal Collections	495,027.55	495,027.55	(-) Principal Distributions	15,495,027.55
(-) Unscheduled Principal Collections	15,000,000.00	15,000,000.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	957,719,904.41	957,719,904.41	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	973,286,008.57	973,286,008.57	Ending Certificate Balance	957,719,904.41
Ending Actual Collateral Balance	957,790,374.81	957,790,374.81

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.83%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	6	67,550,601.37	7.05%	37	4.6549	NAP	Defeased	6	67,550,601.37	7.05%	37	4.6549	NAP
10,000,000 or less	38	224,820,848.60	23.47%	63	4.9716	1.675640	1.35 or less	22	216,878,477.31	22.65%	67	4.9020	1.152988
10,000,001 to 15,000,000	16	199,867,386.69	20.87%	67	4.8149	1.631722	1.36 to 1.45	3	30,725,844.27	3.21%	66	5.1542	1.382670
15,000,001 to 20,000,000	6	109,724,025.28	11.46%	68	4.7296	1.841024	1.46 to 1.55	2	15,883,688.63	1.66%	32	5.4623	1.494334
20,000,001 to 25,000,000	5	119,257,042.47	12.45%	67	4.5245	1.900501	1.56 to 1.65	5	30,637,107.46	3.20%	68	5.0601	1.593907
25,000,001 to 30,000,000	2	55,350,000.00	5.78%	68	4.8340	2.051897	1.66 to 1.75	7	60,628,527.16	6.33%	67	4.5203	1.705250
30,000,001 to 35,000,000	4	133,650,000.00	13.96%	66	4.4298	2.406165	1.76 to 1.85	6	65,194,386.30	6.81%	61	5.1412	1.790061
35,000,001 to 45,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.86 to 1.95	3	48,848,883.14	5.10%	67	4.6867	1.917001
45,000,001 to 50,000,000	1	47,500,000.00	4.96%	68	4.5300	2.170000	1.96 to 2.05	5	87,742,780.24	9.16%	66	4.7458	2.025593
50,000,001 or Greater	0	0.00	0.00%	0	0.0000	0.000000	2.06 to 2.30	7	122,892,750.00	12.83%	68	4.6299	2.177392
Totals	78	957,719,904.41	100.00%	64	4.7277	1.880363	2.31 to 2.55	8	125,086,858.53	13.06%	67	4.4924	2.383766
							2.56 or Greater	4	85,650,000.00	8.94%	68	4.2563	2.888430
							Totals	78	957,719,904.41	100.00%	64	4.7277	1.880363
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	8	67,550,601.37	7.05%	37	4.6549	NAP	New York	13	73,622,049.40	7.69%	67	4.9134	1.368507
Alabama	2	2,465,143.00	0.26%	67	4.0660	2.810000	North Carolina	4	15,604,586.51	1.63%	67	4.4053	2.128887
Arizona	2	39,650,000.00	4.14%	68	4.5911	2.277869	North Dakota	1	1,057,858.00	0.11%	67	4.0660	2.810000
California	10	161,746,889.00	16.89%	64	4.8103	1.516970	Ohio	7	21,294,429.99	2.22%	67	4.7962	1.808973
Colorado	2	22,500,000.00	2.35%	67	4.9220	2.174667	Oklahoma	2	6,559,892.86	0.68%	67	4.4624	2.273103
Connecticut	1	4,188,092.76	0.44%	68	4.7680	1.300000	Pennsylvania	1	12,200,000.00	1.27%	67	4.8720	1.710000
Florida	7	47,532,757.28	4.96%	68	4.7531	1.986747	South Carolina	2	5,907,178.57	0.62%	67	4.1619	2.449460
Georgia	3	18,016,841.38	1.88%	67	4.9208	1.551915	South Dakota	1	849,492.00	0.09%	67	4.0660	2.810000
Illinois	8	25,119,851.22	2.62%	68	4.4625	1.882279	Tennessee	1	6,509,751.10	0.68%	68	4.8050	1.960000
Indiana	5	58,984,916.58	6.16%	65	4.8276	1.709666	Texas	4	58,929,898.07	6.15%	67	4.5666	2.101688
Iowa	1	945,000.00	0.10%	68	5.2000	1.730000	Vermont	4	17,136,858.53	1.79%	67	4.7176	2.571201
Kansas	1	11,547,757.11	1.21%	67	4.9250	1.180000	Virginia	1	13,500,000.00	1.41%	68	4.5200	3.020000
Kentucky	1	6,982,857.14	0.73%	67	4.1910	2.340000	Wisconsin	1	6,883,688.63	0.72%	63	4.5500	1.500000
Louisiana	4	16,202,522.31	1.69%	42	5.3676	2.003138	Wyoming	1	2,404,223.00	0.25%	67	4.0660	2.810000
Maryland	1	23,348,883.14	2.44%	67	4.5650	1.930000	Totals	122	957,719,904.41	100.00%	64	4.7277	1.880363
Massachusetts	1	50,000,000.00	5.22%	68	4.7340	2.190000
									Property Type³
Michigan	2	14,268,500.00	1.49%	68	4.3772	2.693047
Minnesota	3	24,315,236.33	2.54%	67	4.3812	1.807138		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Mississippi	3	11,430,633.35	1.19%	68	5.4699	1.633684		Properties	Balance	Agg. Bal.			DSCR¹
Missouri	2	15,503,768.00	1.62%	66	4.4968	2.199568	Defeased	8	67,550,601.37	7.05%	37	4.6549	NAP
Nebraska	1	4,098,300.00	0.43%	68	4.3200	2.760000	Industrial	20	133,019,909.57	13.89%	67	4.6773	1.785471
Nevada	4	23,588,568.86	2.46%	67	4.2312	2.717300	Lodging	8	73,713,956.17	7.70%	62	5.0027	1.747197
New Hampshire	1	2,100,000.00	0.22%	68	4.3200	2.760000	Mixed Use	7	82,622,202.39	8.63%	68	4.7715	1.499573
New Jersey	5	48,843,200.00	5.10%	68	5.0216	1.875537	Mobile Home Park	2	32,348,883.14	3.38%	51	5.0088	1.807585
New Mexico	1	14,329,678.87	1.50%	67	4.8630	0.630000	Multi-Family	9	61,264,377.53	6.40%	64	4.7693	1.711595
							Office	14	224,802,889.30	23.47%	68	4.7867	1.953752
							Retail	49	239,397,084.89	25.00%	67	4.5640	1.984818
							Self Storage	5	43,000,000.00	4.49%	68	4.7746	2.368256
							Totals	122	957,719,904.41	100.00%	64	4.7277	1.880363

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	67,550,601.37	7.05%	37	4.6549	NAP	Defeased	6	67,550,601.37	7.05%	37	4.6549	NAP
	4.0000% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.2500%	6	97,400,000.00	10.17%	67	4.1412	2.452710	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2501% to 4.5000%	5	81,318,840.47	8.49%	68	4.3425	2.332608	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 4.7500%	18	350,865,359.68	36.64%	67	4.6384	1.939722	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7501% to 5.0000%	16	140,911,871.86	14.71%	67	4.8815	1.754971	49 months or greater	72	890,169,303.04	92.95%	66	4.7332	1.875745
	5.0001% to 5.2500%	22	184,532,548.46	19.27%	67	5.0964	1.422533	Totals	78	957,719,904.41	100.00%	64	4.7277	1.880363
	5.2501% to 5.5000%	2	12,038,215.18	1.26%	67	5.3209	1.155927
	5.5001% or Greater	3	23,102,467.39	2.41%	27	5.9320	1.595297
	Totals	78	957,719,904.41	100.00%	64	4.7277	1.880363
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	67,550,601.37	7.05%	37	4.6549	NAP	Defeased	6	67,550,601.37	7.05%	37	4.6549	NAP
	118 months or less	72	890,169,303.04	92.95%	66	4.7332	1.875745	Interest Only	37	552,961,250.00	57.74%	66	4.6272	2.138472
	119 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	4	29,516,644.07	3.08%	53	5.3615	1.607688
	Totals	78	957,719,904.41	100.00%	64	4.7277	1.880363	300 months to 350 months	31	307,691,408.97	32.13%	67	4.8634	1.429306
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	78	957,719,904.41	100.00%	64	4.7277	1.880363
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	6	67,550,601.37	7.05%	37	4.6549	NAP				None
Underwriter's Information		16	241,568,718.47	25.22%	66	4.6257	2.113680
	12 months or less	55	639,600,584.57	66.78%	67	4.7537	1.791309
	13 months to 24 months	1	9,000,000.00	0.94%	8	6.1600	1.490000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	78	957,719,904.41	100.00%	64	4.7277	1.880363
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A1	30313994	RT	Various	Various	Actual/360	4.191%	90,222.92	0.00	0.00	N/A	01/01/28	--	25,000,000.00	25,000,000.00	06/01/22
1A5	30313995				Actual/360	4.191%	36,089.17	0.00	0.00	N/A	01/01/28	--	10,000,000.00	10,000,000.00	06/01/22
1A10	30313996				Actual/360	4.191%	72,178.33	0.00	0.00	N/A	01/01/28	--	20,000,000.00	20,000,000.00	06/01/22
1A15	30313997				Actual/360	4.191%	18,044.58	0.00	0.00	N/A	01/01/28	--	5,000,000.00	5,000,000.00	06/01/22
2A12	30313999	IN	Rochester	NY	Actual/360	5.021%	52,486.35	17,467.40	0.00	N/A	01/06/28	--	12,139,392.45	12,121,925.05	06/06/22
2A13	30314000				Actual/360	5.021%	40,374.11	13,436.47	0.00	N/A	01/06/28	--	9,337,994.01	9,324,557.54	06/06/22
2A14	30314001				Actual/360	5.021%	21,196.41	7,054.14	0.00	N/A	01/06/28	--	4,902,447.15	4,895,393.01	06/06/22
2A22	30314003				Actual/360	5.021%	52,486.35	17,467.40	0.00	N/A	01/06/28	--	12,139,392.45	12,121,925.05	06/06/22
2A23	30314004				Actual/360	5.021%	40,374.11	13,436.47	0.00	N/A	01/06/28	--	9,337,994.01	9,324,557.54	06/06/22
2A24	30314005				Actual/360	5.021%	21,196.41	7,054.14	0.00	N/A	01/06/28	--	4,902,447.15	4,895,393.01	06/06/22
3A2	30314006	OF	Lowell	MA	Actual/360	4.734%	101,912.50	0.00	0.00	N/A	02/06/28	--	25,000,000.00	25,000,000.00	06/04/22
3A3	30314007				Actual/360	4.734%	81,530.00	0.00	0.00	N/A	02/06/28	--	20,000,000.00	20,000,000.00	06/04/22
3A9	30314008				Actual/360	4.734%	20,382.50	0.00	0.00	N/A	02/06/28	--	5,000,000.00	5,000,000.00	06/04/22
5	30314012	RT	Corpus Christi	TX	Actual/360	4.530%	185,289.58	0.00	0.00	N/A	02/06/28	--	47,500,000.00	47,500,000.00	06/06/22
6A1	30299468	OF	Florham Park	NJ	Actual/360	5.082%	131,272.08	0.00	0.00	N/A	02/06/28	--	30,000,000.00	30,000,000.00	06/06/22
6A2	30299469				Actual/360	5.082%	43,757.36	0.00	0.00	N/A	02/06/28	--	10,000,000.00	10,000,000.00	06/06/22
6A5	30299472				Actual/360	5.082%	21,878.68	0.00	0.00	N/A	02/06/28	--	5,000,000.00	5,000,000.00	06/06/22
7A2	30314014	MU	Oakland	CA	Actual/360	4.728%	101,783.33	0.00	0.00	N/A	02/06/28	--	25,000,000.00	25,000,000.00	06/06/22
7A4	30314016				Actual/360	4.728%	81,426.67	0.00	0.00	N/A	02/06/28	--	20,000,000.00	20,000,000.00	06/06/22
8	30314017	MF	Bloomington	IN	Actual/360	4.690%	139,332.08	0.00	0.00	N/A	09/01/27	--	34,500,000.00	34,500,000.00	06/01/22
9	30314018	Various Various		Various	Actual/360	4.066%	116,942.68	0.00	0.00	N/A	01/06/28	--	33,400,000.00	33,400,000.00	06/06/22
10	30314019	LO	Irvine	CA	Actual/360	4.635%	131,711.25	0.00	0.00	N/A	02/01/28	--	33,000,000.00	33,000,000.00	06/01/22
11	30314020	IN	Various	Various	Actual/360	4.320%	121,830.00	0.00	0.00	N/A	02/06/28	--	32,750,000.00	32,750,000.00	06/06/22
12A3	30314021	IN	Various	Various	Actual/360	4.470%	71,594.50	0.00	0.00	N/A	02/06/23	--	18,600,000.00	18,600,000.00	06/06/22
12A4	30314022				Actual/360	4.470%	38,491.67	0.00	0.00	N/A	02/06/23	--	10,000,000.00	10,000,000.00	06/06/22
13	30314023	OF	Gilbert	AZ	Actual/360	4.541%	99,126.25	0.00	0.00	N/A	02/06/28	--	25,350,000.00	25,350,000.00	06/06/22
14	30314024	MH	Edgewood	MD	Actual/360	4.565%	91,894.22	28,086.15	0.00	N/A	01/06/28	--	23,376,969.29	23,348,883.14	06/06/22
15	30314025	OF	Houston	TX	Actual/360	4.470%	82,890.26	28,188.69	0.00	N/A	01/01/28	--	21,534,599.80	21,506,411.11	06/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
16	30314026	OF	Edina	MN	Actual/360	4.384%	79,043.56	29,916.38	0.00	N/A	01/06/28	--	20,938,075.71	20,908,159.33	06/06/22
17	30314027	IN	Los Angeles	CA	Actual/360	5.212%	78,287.63	19,311.17	0.00	N/A	02/06/28	--	17,443,336.45	17,424,025.28	06/06/22
18	30314028	OF	Melbourne	FL	Actual/360	4.920%	69,057.67	0.00	0.00	N/A	02/06/28	--	16,300,000.00	16,300,000.00	06/06/22
19	30314029	OF	Huntington Beach	CA	Actual/360	4.680%	64,480.00	0.00	0.00	N/A	01/06/28	--	16,000,000.00	16,000,000.00	06/06/22
20	30314030	RT	Albuquerque	NM	Actual/360	4.863%	60,095.88	21,290.05	0.00	N/A	01/06/28	--	14,350,968.92	14,329,678.87	03/06/22
21	30314031	OF	South Bend	IN	Actual/360	5.115%	62,679.13	19,989.39	0.00	N/A	02/06/28	--	14,230,434.17	14,210,444.78	06/06/22
22A7	30314032	MF	New York	NY	Actual/360	2.740%	23,594.44	10,000,000.00	0.00	N/A	10/06/22	--	10,000,000.00	0.00	06/06/22
22A82	30314033				Actual/360	2.740%	11,797.22	5,000,000.00	0.00	N/A	10/06/22	--	5,000,000.00	0.00	06/06/22
23	30314034	IN	Various	IL	Actual/360	4.270%	49,023.47	21,984.58	0.00	N/A	02/01/28	--	13,332,665.72	13,310,681.14	06/01/22
24	30314035	OF	Phoenix	AZ	Actual/360	4.680%	57,629.00	0.00	0.00	N/A	02/06/28	--	14,300,000.00	14,300,000.00	06/06/22
25	30314036	RT	Dumfries	VA	Actual/360	4.520%	52,545.00	0.00	0.00	N/A	02/01/28	--	13,500,000.00	13,500,000.00	06/01/22
26	30314037	SS	Loveland	CO	Actual/360	4.867%	54,483.36	0.00	0.00	N/A	01/06/28	--	13,000,000.00	13,000,000.00	06/06/22
27	30314038	MF	Various	OH	Actual/360	5.170%	57,101.26	13,495.17	0.00	N/A	12/06/27	--	12,826,139.45	12,812,644.28	06/06/22
28	30314039	OF	Atlanta	GA	Actual/360	4.885%	49,366.71	24,316.75	0.00	N/A	01/06/28	--	11,735,738.22	11,711,421.47	06/06/22
29	30314040	LO	Wichita	KS	Actual/360	4.925%	49,045.61	16,953.06	0.00	N/A	01/01/28	--	11,564,710.17	11,547,757.11	06/01/22
30	30314041	RT	Quakertown	PA	Actual/360	4.872%	51,183.07	0.00	0.00	N/A	01/06/28	--	12,200,000.00	12,200,000.00	06/06/22
31	30314042	RT	Jensen Beach	FL	Actual/360	4.521%	44,603.16	15,840.97	0.00	N/A	01/06/28	--	11,457,027.66	11,441,186.69	06/06/22
32	30314043	MU	Tarzana	CA	Actual/360	4.642%	47,167.88	0.00	0.00	N/A	12/06/27	--	11,800,000.00	11,800,000.00	06/06/22
33	30299464	OF	Long Beach	CA	Actual/360	4.720%	44,852.45	13,626.23	0.00	N/A	02/06/28	--	11,036,489.95	11,022,863.72	06/06/22
34	30299394	MU	South Burlington	VT	Actual/360	4.973%	44,757.03	15,180.95	0.00	N/A	01/06/28	--	10,452,039.48	10,436,858.53	06/06/22
35	30299427	RT	Various	Various	Actual/360	5.287%	40,951.95	12,281.01	0.00	N/A	01/06/28	--	8,994,761.89	8,982,480.88	06/06/22
36	30299499	SS	Evergreen	CO	Actual/360	4.997%	40,879.87	0.00	0.00	N/A	02/06/28	--	9,500,000.00	9,500,000.00	06/06/22
37	30314044	RT	Poplar Bluff	MO	Actual/360	4.800%	37,613.33	0.00	0.00	N/A	12/06/27	--	9,100,000.00	9,100,000.00	06/06/22
38	30314045	MH	Long Beach	CA	Actual/360	6.160%	47,740.00	0.00	0.00	N/A	02/06/23	--	9,000,000.00	9,000,000.00	06/06/22
39	30314046	SS	Roseville	CA	Actual/360	4.420%	31,781.03	0.00	0.00	N/A	01/06/28	--	8,350,000.00	8,350,000.00	06/06/22
40	30299406	LO	Ruston	LA	Actual/360	5.137%	33,590.99	10,681.33	0.00	N/A	01/06/28	--	7,593,710.47	7,583,029.14	06/06/22
41	30314047	LO	Trinity	FL	Actual/360	5.131%	33,098.79	10,489.71	0.00	N/A	02/01/28	--	7,491,192.24	7,480,702.53	06/01/22
42	30299498	LO	Moss Point	MS	Actual/360	5.631%	35,071.74	14,059.25	0.00	N/A	02/06/28	--	7,233,416.47	7,219,357.22	06/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
43	30314048	MF	Gates	NY	Actual/360	4.770%	31,417.16	9,496.13	0.00	N/A	11/01/27	--	7,648,729.38	7,639,233.25	06/01/22
44	30314049	LO	Baton Rouge	LA	Actual/360	5.950%	35,331.77	12,761.86	0.00	N/A	02/01/23	--	6,895,872.03	6,883,110.17	06/01/22
45	30314050	RT	Noblesville	IN	Actual/360	4.669%	29,062.12	9,696.09	0.00	N/A	01/06/28	--	7,228,433.59	7,218,737.50	06/06/22
46	30314051	MF	Memphis	TN	Actual/360	4.655%	29,160.98	8,566.88	0.00	N/A	01/06/28	--	7,274,835.38	7,266,268.50	06/06/22
47	30314052	RT	Neenah	WI	Actual/360	4.550%	27,008.63	9,686.93	0.00	N/A	09/06/27	--	6,893,375.56	6,883,688.63	06/06/22
48	30314053	Various Brooklyn		NY	Actual/360	5.023%	30,277.53	0.00	0.00	N/A	01/06/28	--	7,000,000.00	7,000,000.00	06/06/22
49	30314054	MU	Franklin	TN	Actual/360	4.805%	26,965.70	7,419.68	0.00	N/A	02/06/28	--	6,517,170.78	6,509,751.10	06/06/22
50	30314055	MF	Houston	TX	Actual/360	6.040%	30,765.43	6,867.36	0.00	N/A	02/06/23	--	5,915,164.47	5,908,297.11	06/06/22
51	30314056	SS	Sacramento	CA	Actual/360	5.108%	27,051.12	0.00	0.00	N/A	02/06/28	--	6,150,000.00	6,150,000.00	06/06/22
52	30299489	SS	Las Vegas	NV	Actual/360	4.374%	22,599.00	0.00	0.00	N/A	02/06/28	--	6,000,000.00	6,000,000.00	06/06/22
53	30314057	RT	Fort Lauderdale	FL	Actual/360	4.930%	24,041.19	6,713.67	0.00	N/A	02/06/28	--	5,663,042.44	5,656,328.77	06/06/22
55	30314059	SS	Appleton	WI	Actual/360	4.908%	18,071.75	6,364.05	0.00	N/A	11/06/27	--	4,275,988.70	4,269,624.65	06/06/22
56	30299508	MU	Bridgeport	CT	Actual/360	4.768%	17,221.25	6,301.73	0.00	N/A	02/06/28	--	4,194,394.49	4,188,092.76	06/06/22
57	30299491	RT	Ridgeland	MS	Actual/360	5.194%	18,863.30	5,831.40	0.00	N/A	02/06/28	--	4,217,107.53	4,211,276.13	06/06/22
58	30314060	MF	Pacifica	CA	Actual/360	4.021%	13,850.11	0.00	0.00	N/A	01/06/28	--	4,000,000.00	4,000,000.00	06/06/22
59	30314061	RT	Decatur	TX	Actual/360	5.250%	16,763.61	5,324.54	0.00	N/A	06/01/27	--	3,708,079.75	3,702,755.21	06/01/22
60	30314062	RT	Douglasville	GA	Actual/360	5.105%	15,431.45	4,940.69	0.00	N/A	02/06/28	--	3,510,360.60	3,505,419.91	05/06/22
61	30314063	RT	Harlingen	TX	Actual/360	4.840%	13,545.28	0.00	0.00	N/A	02/01/28	--	3,250,000.00	3,250,000.00	06/01/22
62	30314064	RT	Clarksville	IN	Actual/360	5.420%	14,277.89	3,449.68	0.00	N/A	02/06/28	--	3,059,183.98	3,055,734.30	06/06/22
63	30314065	RT	Dallas	GA	Actual/360	4.840%	11,669.78	0.00	0.00	N/A	02/01/28	--	2,800,000.00	2,800,000.00	06/01/22
64	30314066	RT	Guthrie	OK	Actual/360	4.840%	11,431.17	0.00	0.00	N/A	02/01/28	--	2,742,750.00	2,742,750.00	06/01/22
65	30314067	RT	Winterset	IA	Actual/360	5.200%	4,231.50	0.00	0.00	02/06/28	02/06/33	--	945,000.00	945,000.00	06/06/22
66	30314068	RT	Kawkawlin	MI	Actual/360	5.200%	4,153.14	0.00	0.00	02/06/28	02/06/33	--	927,500.00	927,500.00	06/06/22
67	30314069	RT	Rockford	MN	Actual/360	5.200%	4,012.09	0.00	0.00	02/06/28	02/06/33	--	896,000.00	896,000.00	06/06/22
Totals							3,936,418.53	15,495,027.55	0.00				973,214,931.96	957,719,904.41
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	21,881,716.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A10	21,881,716.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A15	21,881,716.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A5	21,881,716.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A12	10,081,932.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A13	10,081,932.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A14	10,081,932.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A22	10,081,932.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A23	10,081,932.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A24	10,081,932.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A2	17,331,719.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A3	17,331,719.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A9	17,331,719.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,863,416.25	1,294,377.65	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A2	6,193,934.77	6,157,701.84	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7A4	6,193,934.77	6,157,701.84	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,315,150.68	854,502.02	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	4,189,292.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,599,075.92	908,625.88	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	4,829,720.80	1,190,948.22	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12A3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12A4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	2,795,052.71	742,923.07	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,126,432.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
16	2,450,391.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,236,931.07	3,808,084.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,102,995.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,458,335.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	624,594.84	0.00	--	--	--	0.00	0.00	80,872.46	244,065.96	0.00	0.00
21	2,620,597.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22A7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22A82	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,343,823.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,620,980.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,945,647.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,556,765.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,509,071.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,089,157.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,062,768.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,282,447.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	688,654.31	188,195.14	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	950,833.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,191,390.45	465,269.91	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	917,576.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	866,758.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	827,755.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,188,114.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	718,453.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	891,764.77	842,473.39	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
43	635,571.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1,011,896.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	575,061.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	673,120.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	513,396.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	669,810.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	641,278.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	1,003,038.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	643,215.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	488,278.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	558,872.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	204,263.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	403,920.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	354,126.83	0.00	--	--	--	0.00	0.00	20,364.58	20,364.58	0.00	0.00
61	260,241.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	203,932.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	217,273.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	295,588.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
65	87,603.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
66	85,885.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
67	83,134.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	278,874,948.02	22,610,802.96				0.00	0.00	101,237.04	264,430.54	0.00	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
22A7	30314032	10,000,000.00	Principal Adjustment	0.00	0.00
22A82	30314033	5,000,000.00	Principal Adjustment	0.00	0.00
Totals		15,000,000.00		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/17/22	0	0.00	1	14,329,678.87	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.727684%	4.708862%	64
05/17/22	0	0.00	1	14,350,968.92	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	45,959,632.45	4.697138%	4.678406%	64
04/18/22	0	0.00	0	0.00	1	14,374,103.79	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.717254%	4.698842%	65
03/17/22	0	0.00	1	14,395,208.58	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.717369%	4.698956%	66
02/17/22	0	0.00	1	14,422,045.53	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.717522%	4.699105%	67
01/18/22	0	0.00	1	14,442,950.40	0	0.00	1	0.00	0	0.00	0	0.00	0	0.00	1	4,401,802.62	4.717636%	4.699217%	68
12/17/21	0	0.00	1	14,463,768.10	1	5,169,773.73	1	5,169,773.73	0	0.00	0	0.00	0	0.00	0	0.00	4.718827%	4.700440%	69
11/18/21	0	0.00	1	14,486,447.70	1	5,177,791.01	1	5,177,791.01	0	0.00	0	0.00	0	0.00	0	0.00	4.718951%	4.700561%	70
10/18/21	1	11,689,185.37	0	0.00	2	19,692,152.19	1	5,185,068.18	0	0.00	0	0.00	0	0.00	0	0.00	4.719061%	4.700669%	71
09/17/21	0	0.00	0	0.00	2	19,722,611.65	1	5,193,022.87	0	0.00	0	0.00	0	0.00	0	0.00	4.719184%	4.700788%	72
08/17/21	0	0.00	1	14,550,045.18	1	5,200,235.64	1	5,200,235.64	0	0.00	1	25,000,000.00	0	0.00	0	0.00	4.719293%	4.700895%	73
07/16/21	1	14,570,416.28	0	0.00	1	5,207,417.91	1	5,207,417.91	0	0.00	0	0.00	0	0.00	0	0.00	4.719402%	4.701001%	74
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
20	30314030	03/06/22	2	2	80,872.46	244,065.96	28,526.20	14,395,208.58	02/18/21	1
60	30314062	05/06/22	0	B	20,364.58	20,364.58	0.00	3,510,360.60
Totals					101,237.04	264,430.54	28,526.20	17,905,569.18
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		50,391,407	50,391,407	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		3,702,755	3,702,755	0		0
> 60 Months		903,625,742	889,296,063	14,329,679		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-22	957,719,904	943,390,226	0	14,329,679	0	0
May-22	973,214,932	958,863,963	0	14,350,969	0	0
Apr-22	1,019,715,730	1,005,341,626	0	0	14,374,104	0
Mar-22	1,020,269,938	1,005,874,729	0	14,395,209	0	0
Feb-22	1,020,986,584	1,006,564,538	0	14,422,046	0	0
Jan-22	1,021,535,416	1,007,092,466	0	14,442,950	0	0
Dec-21	1,027,208,572	1,007,575,030	0	14,463,768	5,169,774	0
Nov-21	1,027,753,244	1,008,089,005	0	14,486,448	5,177,791	0
Oct-21	1,028,246,377	996,865,039	11,689,185	0	19,692,152	0
Sep-21	1,028,786,784	1,009,064,172	0	0	19,722,612	0
Aug-21	1,029,275,529	1,009,525,249	0	14,550,045	5,200,236	0
Jul-21	1,029,762,201	1,009,984,367	14,570,416	0	5,207,418	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
20	30314030	14,329,678.87	14,395,208.58	16,300,000.00	10/28/21	615,716.84	0.63000	12/31/21	01/06/28	306
Totals		14,329,678.87	14,395,208.58	16,300,000.00		615,716.84

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
20	30314030	RT	NM	02/18/21	1

5/31/22: Loan transferred to Special Servicing for being past due for their 12/06/2020 payment. Property is a 4 building retail center located in Albuquerque, New Mexico. Lender and Borrower have agreed to a reinstatement agreement, pending documentation. Flix Brewhouse remains in the space as part of their bankruptcy and is also negotiating with the Borrower regarding reinstatement to retain the space. Flix Brewhouse has been paying going forward rent but is disputing the delinquent rent in their BK case . Borrower and Flix have reached an agreement for a lease amendment and partial payment of back rent which Lender has approved to be included in the subject reinstatement agreement. Currently pending Flix''s

	approval of release of funds in the BK case to			close the deal.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1A1	30313994	0.00	4.19100%	0.00	4.19100%	8	07/08/21	07/08/21	07/15/21
34	30299394	10,832,001.00	4.97280%	10,832,001.00 4.97280%		10	05/06/20	05/06/20	05/08/20
42	30299498	7,527,655.62	5.63060%	7,527,655.62 5.63060%		8	08/24/20	08/06/20	08/26/20
Totals		18,359,656.62		18,359,656.62
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
54	30314058 01/18/22	5,169,773.73	5,700,000.00	5,274,180.00	872,377.38	5,274,180.00	4,401,802.62	767,971.11	0.00	(2,219.75)	770,190.86	14.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		5,169,773.73	5,700,000.00	5,274,180.00	872,377.38	5,274,180.00	4,401,802.62	767,971.11	0.00	(2,219.75)	770,190.86

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
54	30314058	05/17/22	0.00	0.00	770,190.86	0.00	0.00	2,219.75	0.00	0.00	770,190.86
		01/18/22	0.00	0.00	767,971.11	0.00	0.00	767,971.11	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	770,190.86	0.00	0.00	770,190.86	0.00	0.00	770,190.86

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
20	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	3.41	0.00	0.00	0.00
Total	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	3.41	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		3,503.41

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29